Income Taxes - Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Tax at statutory rate	20.00%	21.00%	20.00%
U.S. state taxes, net of federal	(1.90%)	9.90%
Foreign rate differential	18.00%	(214.60%)	10.70%
Meals and entertainment	(7.90%)	24.30%	(0.60%)
Branch income / loss	0.30%	(2.70%)	(0.60%)
Share-based compensation	(7.30%)	90.80%	(0.10%)
Foreign exchange	7.40%	(215.40%)	(2.10%)
Non-deductible interest expense	(13.90%)	76.20%
R&D credit and R&D enhancement	7.90%		(4.40%)
Change in valuation allowance	48.10%	243.50%	(23.00%)
Deferred tax true-ups	(61.00%)
Tax reserves	(23.80%)
Provision to return	(6.50%)
Non-deductible expenses	(3.90%)
Effect of U.K. rate change	(12.80%)
Other	0.90%	1.80%
Effective Tax Rate	(36.40%)	34.80%	(0.10%)